UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07839

Conseco Fund Group
(Exact name of registrant as specified in charter)

11825 North Pennsylvania Street
Carmel, IN 46032
(Address of principal executive offices) (Zip code)

William P. Kovacs, Esq.
11825 North Pennsylvania Street
Carmel, IN 46032

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-825-1530

Date of fiscal year end: December 30

Date of reporting period: June 30, 2004

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2003 TO JUNE 30, 2004

Conseco Fund Group ceased conducting mutual fund business on March 31, 2004. Pursuant to a purchase agreement and after required shareholder approval, each series of Conseco Fund Group was reorganized into a newly-formed series of Managers Trust II. On August 31, 2004, Managers Trust II (File Number #811-06431) filed Form N-PX which included the proxy voting records for each prior series of Conseco Fund Group under CIK 879947.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Conseco Fund Group

By (Signature and Title)*
Gregory J. Hahn, President
(Principal Executive Officer)

Date	September 29, 2004

*Print the name and title of each signing officer under his or her signature.